Real Estate Properties and Land Lots Under Development	12 Months Ended
Dec. 31, 2016
Real Estate Property Completed/Real Estate Properties and Land Lots Under Development [Abstract]
REAL ESTATE PROPERTIES AND LAND LOTS UNDER DEVELOPMENT

6. REAL ESTATE PROPERTIES AND LAND LOTS UNDER DEVELOPMENT

The components of real estate properties and land lots under development were as follows:

	December 31,
	2016	2015
Properties under development
Wuhan Centre China Grand Steel Market
Costs of land use rights	$8,699,859	$9,306,948
Other development costs	36,791,759	38,982,735

Land lots under development Costs of land use rights	295,935,616	316,586,422
	$341,427,234	$364,876,105

The investments in undeveloped land were acquired in September, 2007. The Company leases the land under land use right leases with various terms from the PRC government, and does not have ownership of the underlying land.

As of December 31, 2016, the Company has three buildings under development of the project described in Note 5 covering area of approximately 57,450.4 square meters of construction area.

Land use right with net book value of $169,461,795, including in real estate held for development and land lots undeveloped were pledged as collateral for the financial institution loan as at December 31, 2016.(See Note 10)